Maturities of Long-Term Debt (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Long Term Debt Maturities Repayments Of Principal [Line Items]
2015	$ 2,397
2016	6,114
2017	3,911
2018	6,529
2019	6,088
Thereafter	$ 87,894